Goehring & Rozencwajg Resources Fund	Schedule of Investments

August 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.9%)
ENERGY (32.6%)
Oil & Gas Producers (18.3%)
Antero Resources Corp.(a)	430,844	$13,752,540
Birchcliff Energy, Ltd.	2,946,163	13,536,454
Canadian Natural Resources, Ltd.	343,630	10,881,763
Civitas Resources, Inc.	101,016	3,715,368
Comstock Resources, Inc.(a)	214,281	3,456,353
Diamondback Energy, Inc.	36,522	5,433,013
EQT Corp.	310,983	16,121,358
Expand Energy Corp.	57,929	5,606,369
Matador Resources Co.	150,714	7,589,957
Range Resources Corp.	742,776	25,454,933
		105,548,108
Oil & Gas Services & Equipment (14.3%)
Borr Drilling, Ltd.(a)	552,728	1,608,438
Noble Corp. PLC	598,315	17,243,438
Oceaneering International, Inc.(a)	247,078	6,028,703
Schlumberger NV	96,405	3,551,560
Seadrill, Ltd.(a)	898,716	28,678,028
Tidewater, Inc.(a)	3,914	235,623
Valaris, Ltd.(a)	498,065	24,738,889
		82,084,679
MATERIALS (63.3%)
Agricultural Chemicals (5.5%)
Mosaic Co.	226,954	7,580,264
Nutrien Ltd.	416,545	24,001,323
		31,581,587
Base Metal (11.1%)
Amerigo Resources Ltd.	1,518,150	2,476,176
Cameco Corp.	341,916	26,460,879
First Quantum Minerals Ltd.(a)	160,894	2,819,906
Freeport-McMoRan, Inc.	119,546	5,307,842
GMK Norilskiy Nickel PAO(a)(b)	5	–
Hudbay Minerals, Inc.	413,690	4,964,220
Ivanhoe Mines Ltd. - Class A(a)	629,853	5,567,711
Lundin Mining Corp.	278,870	3,226,595
Mako Mining Corp.(a)	288,165	1,305,120
NAC Kazatomprom JSC(c)	102,466	4,764,669
NexGen Energy, Ltd.(a)	760,449	5,992,338
Trilogy Metals, Inc.(a)	689,701	1,165,112
		64,050,568
Chemicals (0.6%)
Intrepid Potash, Inc.(a)	110,354	3,358,072

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund	Schedule of Investments

August 31, 2025 (Unaudited)

Security Description	Shares	Value
Metals & Mining (44.6%)
African Gold, Ltd.(a)	1,930,366	$372,682
Alamos Gold, Inc.	622,730	18,962,130
Alpha Metallurgical Resources, Inc.(a)	45,121	6,731,602
Artemis Gold, Inc.(a)	402,421	8,456,599
Asante Gold Corp.(a)	1,907,110	2,319,055
Bannerman Energy, Ltd.(a)	1,943,071	3,636,900
Bellevue Gold, Ltd.(a)	2,412,250	1,357,680
Boss Energy, Ltd.(a)	1,927,040	2,465,552
Brixton Metals Corp.(a)	7,101,600	413,680
Caledonia Mining Corp. PLC	138,275	3,537,075
Centrus Energy Corp.(a)	86,133	17,375,610
Chilean Metals, Inc.(a)(b)	70,046	–
Core Natural Resources, Inc.	173,131	12,856,708
Deep Yellow, Ltd.(a)	4,507,203	5,353,778
Denison Mines Corp.(a)	1,978,924	4,591,104
Encore Energy Corp.(a)	614,418	1,462,315
Energy Fuels, Inc.(a)	615,496	7,115,134
Equinox Gold Corp.(a)	1,189,295	10,400,432
Erdene Resource Development Corp.(a)	5,758,877	5,367,432
Foran Mining Corp.(a)	2,767,440	6,065,456
Founders Metals, Inc.(a)	555,027	1,656,978
G Mining Ventures Corp.(a)	369,172	5,534,825
GMK Norilskiy Nickel PAO(b)	285,500	–
GoGold Resources, Inc.(a)	2,051,778	3,630,408
Greenheart Gold, Inc.(a)	313,582	152,984
Guardian Metal Resources PLC(a)	3,751,968	3,980,881
Gunnison Copper Corp.(a)	635,000	121,373
Hercules Metals Corp.(a)	2,343,470	1,416,303
Impala Platinum Holdings, Ltd.	1,460,787	13,242,034
Ivanhoe Electric, Inc.(a)	899,621	8,024,619
K92 Mining, Inc.(a)	270,244	3,048,079
Loncor Gold, Inc.(a)	6,917,200	3,777,551
Los Andes Copper, Ltd.(a)	98,742	542,835
Minera Alamos, Inc.(a)	2,991,681	773,326
Montage Gold Corp.(a)(c)	1,388,966	5,542,312
Mountain Province Diamonds, Inc.(a)	317,715	11,567
Novagold Resources, Inc.(a)	604,059	4,131,764
Omai Gold Mines Corp.(a)	1,422,055	952,627
Orezone Gold Corp.(a)	4,521,827	3,753,510
Orla Mining, Ltd.(a)	624,721	6,896,108
Paladin Energy, Ltd.(a)	1,068,228	5,487,951
Pan American Silver Corp.	131,178	4,449,558
Power Metallic Mines, Inc.(a)	3,486,680	3,554,339
Sibanye Stillwater, Ltd.	1,781,071	13,482,707
Skeena Resources, Ltd.(a)	461,966	7,743,443
Trilogy Metals, Inc.(a)	18,700	31,603

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund	Schedule of Investments

August 31, 2025 (Unaudited)

Security Description	Shares	Value
Metals & Mining (continued)
Triple Flag Precious Metals Corp.	53,194	$1,454,812
United Co. RUSAL International PJSC(a)(b)	1,326,798	–
Uranium Energy Corp.(a)	911,721	9,746,297
Ur-Energy, Inc.(a)	1,736,196	2,413,312
Valterra Platinum, Ltd.	249,774	11,343,236
Valterra Platinum, Ltd. ADR	1,413,889	10,823,320
		256,561,586
Precious Metal Mining (1.5%)
Endeavour Mining PLC	255,720	8,891,128

TOTAL COMMON STOCKS
(Cost $381,861,474)		552,075,728

MUTUAL FUND (2.6%)
MATERIALS (2.6%)
Base Metal (2.6%)
Sprott Physical Uranium Trust(a)	802,216	14,679,206

TOTAL MUTUAL FUND
(Cost $8,777,355)		14,679,206

WARRANTS (0.1%)
MATERIALS (0.1%)
Metals & Mining (0.1%)
Brixton Metals Corp. Warrants, Expires 11/21/2025, Strike Price $0.23	2,395,500	–
Guardian Metal Resources Warrants EXP 08/28/2026, Expires 08/28/2026, Strike Price $0.01	1,597,128	831,096
		831,096
TOTAL WARRANTS
(Cost $–)		831,096

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund	Schedule of Investments

August 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS (1.0%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 4.121%)	5,520,409	$5,520,409

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,520,409)		5,520,409

TOTAL INVESTMENTS - (99.6%)
(Cost $396,159,238)		573,106,439

Assets in Excess of Other Liabilities - (0.4%)		2,298,199

NET ASSETS - (100.0%)		$575,404,638

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	Securities were originally issued pursuant to Rule 144 or Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2025, the aggregate market value of those securities was $10,306,981, which represents approximately 1.79% of net assets.

COUNTRY COMPOSITION
(As of August 31, 2025)
Canada	41.9%
United States	36.8%
South Africa	9.2%
Great Britain	7.4%
Australia	3.2%
Kazakhstan	0.8%
Bermuda	0.3%
Russia	0.0%
Total	99.6%

Percentages are based upon common stocks, rights, warrants, corporate bonds, private securities and short-term investments as a percentage of net assets.

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund

Notes to Schedule of Investments

August 31, 2025 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structure. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

The Fund will concentrate its investments in the securities of natural resources companies and other investments which provide economic exposure to natural resources or natural resources companies. When a Fund concentrates its investments in a particular sector or in particular industries, financial, economic, business, and other developments affecting issuers in that sector or in those industries will have a greater effect on that Fund than if it had not concentrated its assets in that sector or in those industries. The Fund’s concentration in natural resources investments exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. By investing primarily in natural resources investments, the Fund runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board based on the midpoint of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and ask prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

Goehring & Rozencwajg Resources Fund

Notes to Schedule of Investments

August 31, 2025 (Unaudited)

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Foreign Currency Translation: Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions. Adjustments from foreign currency transactions are reflected in the statement of operations.

The Fund does not isolate the portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held. Those fluctuations are included with net unrealized gain from portfolio investments and foreign currency.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Goehring & Rozencwajg Resources Fund

Notes to Schedule of Investments

August 31, 2025 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$552,075,728	$–	$–	$552,075,728
Warrants	–	831,096	–	831,096
Mutual Fund	14,679,206	–	–	14,679,206
Short-Term Investments	5,520,409	–	–	5,520,409
Total	$572,275,343	$831,096	$–	$573,106,439

*	See Schedule of Investments for industry classification.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion or amortization of discounts or premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and interest income is recognized on an accrual basis, are allocated daily to each class in proportion to its average daily net assets.